Italy Sale Disclosure (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Italy Sale Disclosure [Abstract]
Schedule of Remaining Balances and Results of the Italian Assets	The balances and results of the Italian disposal group are presented below:
	As of December 28,	Year Ended December 31,
Italy	2023	2022
	(in thousands)
Assets:
Cash & cash equivalents	$100	$295
Accounts receivable, net	-	932
Other current assets	338	1,030
Property, plant, and equipment, net	-	21,735
Operating leases, non-current - assets	-	4
Other non-current assets	3,819	800
Total assets held for sale	$4,257	$24,796

Liabilities:
Accounts payable	$21	$109
Other current liabilities	578	1,080
Other non-current liabilities	-	216
Total liabilities to be disposed of	$599	$1,405

Net assets held for sale	$3,658	$23,391
	Year Ended December 31,
Italy	2023	2022
	(in thousands)

Revenues	$3,360	$3,354

Operating Expenses
Cost of revenues	(1,204)	(812)
Selling, general, and administrative	(69)	(77)
Depreciation, amortization, and accretion	(1,638)	(1,614)
Loss on disposal of asset	(5,501)	-
Total operating expenses	(8,412)	(2,503)

Income/(Loss) from discontinued operations	(5,052)	851

Other income/(expense):
Other expense	(15)	-
Other income	-	22
Total other expenses	$(15)	$22
Income/(Loss) before provision for income taxes	$(5,067)	$873
Income taxes	-	-
Net income/(loss) from discontinued operations	$(5,067)	$873

Impact on EPS
Net income/(loss) attributable to common stockholders, basic	$(5,067)	$873
Net income/(loss) attributable to common stockholders, diluted	(5,067)	873
Net income/(loss) per share attributable to common stockholders, basic	$(0.09)	$0.02
Net income/(loss) per share attributable to common stockholders, diluted	(0.09)	0.02
Weighted-average common stock outstanding, basic	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted	57,862,598	57,500,000

Schedule of Remaining Balances and Results of the Italian Assets	The remaining balances and results of the Italian assets not disposed are presented below:
	As of September 30,	Year Ended December 31,
Italy	2024	2023
	(in thousands)
Assets:
Cash & cash equivalents	$55	$100
Other current assets	333	338
Other non-current assets – projects in development	3,991	3,819
Total assets	$4,379	$4,257

Liabilities:
Accounts payable	$3	$21
Other current liabilities	321	578
Total liabilities	$324	$599

Net assets	$4,055	$3,658
	Three Months Ended September 30		Nine Months Ended September 30,
Italy	2024	2023	2024	2023
	(in thousands)		(in thousands)

Revenues	$-	$1,228	$-	$2,924

Operating Expenses
Cost of revenues	-	(270)	-	(749)
Selling, general, and administrative	(11)	(8)	(19)	(65)
Depreciation, amortization, and accretion	-	(414)	-	(1,244)
Total operating expenses	-	(692)	(19)	(2,058)

Loss from discontinued operations	(11)	536	(19)	866

Other income/(expense):
Interest expense	-	(1)	-	(1)
Other income	61	-	62	-
Other expense	-	-	-	(18)
Total other expenses	61	(1)	62	(19)
Loss before provision for income taxes	50	535	43	847
Income taxes	-	-	-	-
Net loss from discontinued operations	$50	$535	$43	$847

Impact on EPS
Net loss attributable to common stockholders, basic and diluted	50	535	43	847
Net loss per share attributable to common stockholders, basic and diluted	0.02	0.23	0.01	0.37
Weighted-average common stock outstanding, basic & diluted	3,311,194	2,300,000	3,311,194	2,300,000